Submission	Jun. 06, 2025
Submission [Line Items]
Central Index Key	0000072971
Registrant Name	WELLS FARGO & COMPANY/MN
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES